CAPITAL STOCK (Details Narrative) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2011	Dec. 31, 2012
Common Stock authorized	350,000,000
Common Stock, par value	$ 0.001
Common Stock issued	88,778,950		82,038,520
Common Stock, outstanding	88,778,950		82,038,520
Common share sold, shares	1,390,637
Common share sold, value	$ 310,160
Common shares issued	400,000
Common shares valued for deposits	192,000
Common shares issued for debt	729,052
Common shares issued value for debt	155,777
Common shares issued for services rendered	3,887,408
Common shares issued value for services rendered	$ 671,924	$ 233,502
Series A Convertible Preferred Stock [Member]
Series A Convertible Preferred stock			25,000,000
Series A Convertible preferred stock, Par value			$ 0.001
Series A Convertible Preferred Stock outstanding			100
Series B Convertible Preferred Stock [Member]
Series B Convertible Preferred Stock outstanding			14,750,000